NET LOSS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2023
NET LOSS PER SHARE
Schedule of basic loss per share and diluted loss per share

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2023	March 31, 2022
Loss attributable to common shares ($)	(48,492,996)	(54,691,130)
Weighted average number of shares outstanding – basic and diluted (#)	11,640,573	57,751,224
Loss per common share, basic and diluted ($)	(4.17)	(0.95)
Loss from continuing operations per common share, basic and diluted ($)	(3.28)	(0.31)
Loss from Clinic Operations per common share, basic and diluted ($)	(0.89)	(0.64)